September 15, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	iShares Trust Funds Identified on Exhibit A

Post-Effective Amendment No. 583 to Registration Statement on Form N-1A

Securities Act File No. 333-92935

Investment Company Act File No. 811-09729

Ladies and Gentlemen:

We are counsel to iShares Trust (the “Trust”), which proposes to file, pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, the above-referenced Post-Effective Amendment to its registration statement.

This Amendment is being filed to submit exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in Post-Effective Amendment No. 573 filed on August 19, 2011.

We have reviewed the amendment, and we represent it does not contain disclosures that would render it ineligible to become effective pursuant to paragraph (b) of Rule 485.

Any questions or comments on the Amendment should be directed to the undersigned at (202) 303-1124.

Very truly yours,

/s/ Benjamin J. Haskin

Benjamin J. Haskin

Enclosures

Exhibit A

S0000	18148 iShares FTSE EPRA/NAREIT Developed Asia Index Fund
S0000	18147 iShares FTSE EPRA/NAREIT Developed Europe Index Fund
S0000	18146 iShares FTSE EPRA/NAREIT Developed Real Estate ex-US Index Fund
S0000	18149 iShares FTSE EPRA/NAREIT North America Index Fund

S0000	15624 iShares FTSE NAREIT Industrial/Office Capped Index Fund
S0000	15626 iShares FTSE NAREIT Mortgage Plus Capped Index Fund
S0000	15627 iShares FTSE NAREIT Real Estate 50 Index Fund
S0000	15623 iShares FTSE NAREIT Residential Plus Capped Index Fund
S0000	15625 iShares FTSE NAREIT Retail Capped Index Fund

S0000	04349 iShares Cohen & Steers Realty Majors Index Fund
S0000	17777 iShares Dow Jones International Select Dividend Index Fund
S0000	04334 iShares Dow Jones Select Dividend Index Fund
S0000	04331 iShares Dow Jones Transportation Average Index Fund
S0000	09423 iShares Dow Jones U.S. Aerospace & Defense Index Fund
S0000	04318 iShares Dow Jones U.S. Basic Materials Sector Index Fund
S0000	09420 iShares Dow Jones U.S. Broker-Dealers Index Fund
S0000	04431 iShares Dow Jones U.S. Consumer Goods Sector Index Fund
S0000	04320 iShares Dow Jones U.S. Consumer Services Sector Index Fund

S0000	04321 iShares Dow Jones U.S. Energy Sector Index Fund
S0000	04323 iShares Dow Jones U.S. Financial Sector Index Fund
S0000	04322 iShares Dow Jones U.S. Financial Services Sector Index Fund
S0000	09418 iShares Dow Jones U.S. Healthcare Providers Index Fund
S0000	04324 iShares Dow Jones U.S. Healthcare Sector Index Fund
S0000	09415 iShares Dow Jones U.S. Home Construction Index Fund

S0000	04330 iShares Dow Jones U.S. Index Fund
S0000	04325 iShares Dow Jones U.S. Industrial Sector Index Fund
S0000	09421 iShares Dow Jones U.S. Insurance Index Fund
S0000	09419 iShares Dow Jones U.S. Medical Devices Index Fund
S0000	09414 iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund
S0000	09416 iShares Dow Jones U.S. Oil Equipment & Services Index Fund
S0000	09417 iShares Dow Jones U.S. Pharmaceuticals Index Fund
S0000	04328 iShares Dow Jones U.S. Real Estate Index Fund
S0000	09422 iShares Dow Jones U.S. Regional Banks Index Fund
S0000	04329 iShares Dow Jones U.S. Technology Sector Index Fund
S0000	04333 iShares Dow Jones U.S. Telecommunications Sector Index Fund
S0000	04332 iShares Dow Jones U.S. Utilities Sector Index Fund

S0000	13931 iShares FTSE KLD 400 Social Index Fund
S0000	04436 iShares MSCI USA ESG Select Social Index Fund

S0000	04367 iShares Morningstar Large Core Index Fund
S0000	04368 iShares Morningstar Large Growth Index Fund
S0000	04369 iShares Morningstar Large Value Index Fund
S0000	04371 iShares Morningstar Mid Core Index Fund
S0000	04430 iShares Morningstar Mid Growth Index Fund
S0000	04432 iShares Morningstar Mid Value Index Fund
S0000	04433 iShares Morningstar Small Core Index Fund
S0000	04434 iShares Morningstar Small Growth Index Fund
S0000	04435 iShares Morningstar Small Value Index Fund

S0000	31844 iShares High Dividend Equity Fund

As filed with the U.S. Securities and Exchange Commission on September 15, 2011

Securities Act File No. 333-92935

Investment Company Act File No. 811-09729

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 583	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 583

(Check appropriate box or boxes)

iShares Trust

(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code (415) 597-2000

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	BENJAMIN J. HASKIN, ESQ.	ANDREW JOSEF, ESQ.

WILLKIE FARR & GALLAGHER LLP	WILLKIE FARR & GALLAGHER LLP	BLACKROCK INSTITUTIONAL TRUST COMPANY, N.A.

787 SEVENTH AVENUE	1875 K STREET, NW	400 HOWARD STREET
NEW YORK, NY 10019-6099	WASHINGTON, DC 20006-1238	SAN FRANCISCO, CA 94105

Continuous

(September 15, 2011)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on ____ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on ____ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on ____ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following Funds, each a series of the Trust:

iShares Cohen & Steers Realty Majors Index Fund

iShares Dow Jones International Select Dividend Index Fund

iShares Dow Jones Select Dividend Index Fund

iShares Dow Jones Transportation Average Index Fund

iShares Dow Jones U.S. Aerospace & Defense Index Fund

iShares Dow Jones U.S. Basic Materials Sector Index Fund

iShares Dow Jones U.S. Broker-Dealers Index Fund

iShares Dow Jones U.S. Consumer Goods Sector Index Fund

iShares Dow Jones U.S. Consumer Services Sector Index Fund

iShares Dow Jones U.S. Energy Sector Index Fund

iShares Dow Jones U.S. Financial Sector Index Fund

iShares Dow Jones U.S. Financial Services Index Fund

iShares Dow Jones U.S. Healthcare Providers Index Fund

iShares Dow Jones U.S. Healthcare Sector Index Fund

iShares Dow Jones U.S. Home Construction Index Fund

iShares Dow Jones U.S. Index Fund

iShares Dow Jones U.S. Industrial Sector Index Fund

iShares Dow Jones U.S. Insurance Index Fund

iShares Dow Jones U.S. Medical Devices Index Fund

iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund

iShares Dow Jones U.S. Oil Equipment & Services Index Fund

iShares Dow Jones U.S. Pharmaceuticals Index Fund

iShares Dow Jones U.S. Real Estate Index Fund

iShares Dow Jones U.S. Regional Banks Index Fund

iShares Dow Jones U.S. Technology Sector Index Fund

iShares Dow Jones U.S. Telecommunications Sector Index Fund

iShares Dow Jones U.S. Utilities Sector Index Fund

iShares FTSE EPRA/NAREIT Developed Asia Index Fund

iShares FTSE EPRA/NAREIT Developed Europe Index Fund

iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund

iShares FTSE EPRA/NAREIT North America Index Fund

iShares FTSE NAREIT Industrial/Office Capped Index Fund

iShares FTSE NAREIT Mortgage Plus Capped Index Fund

iShares FTSE NAREIT Real Estate 50 Index Fund

iShares FTSE NAREIT Residential Plus Capped Index Fund

iShares FTSE NAREIT Retail Capped Index Fund

iShares High Dividend Equity Fund

iShares Morningstar Large Core Index Fund

iShares Morningstar Large Growth Index Fund

iShares Morningstar Large Value Index Fund

iShares Morningstar Mid Core Index Fund

iShares Morningstar Mid Growth Index Fund

iShares Morningstar Mid Value Index Fund

iShares Morningstar Small Core Index Fund

iShares Morningstar Small Growth Index Fund

iShares Morningstar Small Value Index Fund

iShares MSCI KLD 400 Social Index Fund

iShares MSCI USA ESG Select Social Index Fund

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 583 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 15th day of September 2011.

iShares Trust

By:
Michael Latham*
President and Trustee
Date:	September 15, 2011

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 583 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Michael Latham*
President and Trustee

Date: September 15, 2011

John E. Martinez*
Trustee

Date: September 15, 2011

George G. C. Parker*
Trustee

Date: September 15, 2011

Cecilia H. Herbert*
Trustee

Date: September 15, 2011

Charles A. Hurty*
Trustee

Date: September 15, 2011

John E. Kerrigan*
Trustee

Date: September 15, 2011

Robert H. Silver*
Trustee

Date: September 15, 2011

Robert S. Kapito*
Trustee

Date: September 15, 2011

Madhav V. Rajan*
Trustee

Date: September 15, 2011

/s/ Jack Gee
Jack Gee

Treasurer

Date: September 15, 2011

/s/ Jack Gee
* By: Jack Gee

Attorney-in-fact

Date: September 15, 2011

*	Powers of Attorney, each dated June 23, 2011, for Michael A. Latham, Charles A. Hurty, Cecilia H. Herbert, John E. Kerrigan, Robert H. Silver, George G.C. Parker, John E. Martinez, Madhav V. Rajan and Robert S. Kapito are incorporated herein by reference to PEA No. 561.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase